Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between the “compensation actually paid” (“CAP”) for its NEOs and certain financial performance measures. The CAP to the NEOs as reported in this section of the Proxy Statement does not reflect the actual amount of compensation earned by or paid to the NEOs, but is a calculation derived from the total compensation reported for each NEO in the SCT, as adjusted pursuant to the requirements of Item 402(v) of Regulation S-K. Additional discussion of the Company’s philosophy on pay for performance is available above under the heading “Compensation Discussion and Analysis”.

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs(3)	Average compensation actually paid to non-PEO NEOs (4)	Total shareholder return(5)	Peer group total shareholder return(6)	Net income	Net Operating Income, Adjusted Non-GAAP Basis(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$6,955,598	$8,182,688	$3,333,598	$3,902,685	$153	$177	$49,359,999	$43,045,647
2024	$3,004,885	$3,045,084	$1,851,600	$1,842,681	$151	$239	$43,177,918	$48,696,087
2023	$2,702,743	$2,247,845	$1,494,700	$1,320,528	$156	$182	$43,085,548	$41,433,752
2022	$3,999,171	$4,091,451	$1,268,100	$1,308,631	$168	$132	$36,870,762	$60,352,296
2021	$3,147,029	$4,738,862	$1,293,100	$1,933,397	$167	$170	$75,589,539	$83,680,496

(1)
The dollar amounts in column (b) are the amounts reported in the “Total” column of the SCT for the Company’s principal executive officer (“PEO”), Ms. Brilliant, for each applicable year. Ms. Brilliant was the only PEO for each year reported in this table.
(2)
The dollar amounts in column (c) represent the CAP to the PEO. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT:

	2025	2024	2023	2022	2021
SCT total	$6,955,598	$3,004,885	$2,702,743	$3,999,171	$3,147,029

Less stock awards per SCT(i)	(5,250,000)	(1,000,000)	(750,000)	(1,650,000)	(1,300,000)
Equity award adjustments(ii):
Year-end fair value of equity awards granted in the year and unvested at year end(iii)	6,115,221	1,010,632	648,782	785,225	373,504
Year over year change in fair value of outstanding and unvested equity awards(iv)	80,554	(41,823)	(488,761)	(211,729)	976,486
Fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	900,000	1,000,000
Year over year change in fair value of equity awards granted in prior years that vested in the year(vi)	(60,184)	(124,893)	(42,474)	(4,525)	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation(vii)	341,500	196,283	177,555	273,309	541,843

CAP to the PEO	$8,182,688	$3,045,084	$2,247,845	$4,091,451	$4,738,862

(i)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT.
(ii)
The relevant required equity award adjustments for each year presented include the addition or subtraction, as applicable, of the following:
(iii)
The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of that year;
(iv)
The amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(v)
For equity awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(vi)
For equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and
(vii)
The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
(3)
The dollar amounts in column (d) represent the average of the amounts reported in the “Total” column of the SCT for the NEOs as a group (excluding the PEO) for each applicable year. Mr. Line, the Company’s principal financial officer, was its only non-PEO NEO for 2021 and 2022. Mr. Line and Ms. Quinif were the Company’s non-PEO NEOs for 2023, 2024, and 2025.
(4)
The dollar amounts in column (e) represent the CAP to the non-PEO NEOs. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT. The adjustments made to determine the CAP to the non-PEO NEOs are of the same nature as described in footnotes (2)(i)-(vii) above for the PEO and are as follows:

	2025	2024	2023	2022	2021
Average SCT total	$3,333,598	$1,851,600	$1,494,700	$1,268,100	$1,293,100

Less stock awards per SCT(i)	(2,150,000)	(600,000)	(425,000)	(350,000)	(250,000)
Equity award adjustments(ii):
Year-end fair value of equity awards granted in the year and unvested at year end(iii)	2,569,620	606,364	367,610	366,525	311,351
Year over year change in fair value of outstanding and unvested equity awards(iv)	47,700	(27,609)	(136,437)	(83,424)	359,680
Fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	—	—
Year over year change in fair value of equity awards granted in prior years that vested in the year(vi)	(39,588)	(29,806)	(38,632)	(3,777)	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation(vii)	141,356	42,132	58,287	111,207	219,266

Average CAP to the non-PEO NEOs	$3,902,685	$1,842,681	$1,320,528	$1,308,631	$1,933,397

(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming an initial investment of $100 and dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.
(6)
The dollar amounts in column (g) represent the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Asset Managers & Custodians Index (“R2000 A&C Index”), which is comprised of the Asset Managers & Custodians subsector of the Russell 2000 Index. The R2000 A&C Index used to calculate the returns includes the following companies by year:

2021	2022	2023	2024	2025

Arlington Asset Investment Corp.	Associated Capital Group, Inc.	Associated Capital Group, Inc.	AlTi Global, Inc.	Acadian Asset Management., Inc.

Associated Capital Group, Inc.	AssetMark Financial Holdings, Inc.	AlTi Global, Inc.	AssetMark Financial Holdings, Inc.	AlTi Global, Inc.

AssetMark Financial Holdings, Inc.	Artisan Partners Asset Management, Inc.	AssetMark Financial Holdings, Inc.	Artisan Partners Asset Management, Inc.	Artisan Partners Asset Management, Inc.

Artisan Partners Asset Management, Inc.	Blucora, Inc.	Artisan Partners Asset Management, Inc.	BrightSphere Investment Group Inc	Brookfield Business Corp.

Blucora, Inc.	Brookfield Business Corp.	Avantax, Inc.	Brookfield Business Corp.	Burford Capital Limited

BrightSphere Investment Group, Inc.	BrightSphere Investment Group, Inc.	Brookfield Business Corp.	Burford Capital Limited	Cohen & Steers, Inc.

Cohen & Steers, Inc.	Cohen & Steers, Inc.	BrightSphere Investment Group, Inc.	Cohen & Steers, Inc.	Diamond Hill Investment Group, Inc.

Cowen Inc	Diamond Hill Investment Group, Inc.	Cohen & Steers, Inc.	Diamond Hill Investment Group, Inc.	GCM Grosvenor, Inc.

Diamond Hill Investment Group, Inc.	Federated Hermes, Inc.	Diamond Hill Investment Group, Inc.	GCM Grosvenor, Inc.	Hamilton Lane Incorporated

Federated Hermes, Inc.	Focus Financial Partners, Inc.	Federated Hermes, Inc.	Hamilton Lane Incorporated	P10, Inc.

Focus Financial Partners, Inc.	GAMCO Investors, Inc.	Focus Financial Partners, Inc.	Patria Investments Ltd.	Patria Investments Ltd.

GAMCO Investors, Inc.	GCM Grosvenor, Inc.	GCM Grosvenor, Inc.	PJT Partners, Inc.	Perella Weinberg Partners

GCM Grosvenor, Inc.	Greenhill & Co., Inc.	Hamilton Lane Incorporated	Perella Weinberg Partners	PJT Partners, Inc.

Greenhill & Co., Inc.	Hamilton Lane Incorporated	Oppenheimer Holdings Inc.	P10, Inc.	Silvercrest Asset Management Group Inc.

Hamilton Lane Incorporated	Manning & Napier, Inc.	Patria Investments Ltd.	Silvercrest Asset Management Group Inc.	StepStone Group, Inc.

MMA Capital Holdings, Inc.	Oppenheimer Holdings Inc.	PJT Partners, Inc.	StepStone Group, Inc.	Victory Capital Holdings, Inc.

Oppenheimer Holdings Inc.	PJT Partners, Inc.	Perella Weinberg Partners	Victory Capital Holdings, Inc.	Virtus Investment Partners, Inc.

PJT Partners, Inc.	Perella Weinberg Partners	P10, Inc.	Virtus Investment Partners, Inc.	Westwood Holdings Group, Inc.

Pzena Investment Management, Inc.	Pzena Investment Management, Inc.	Silvercrest Asset Management Group Inc.	WisdomTree, Inc.	WisdomTree, Inc.

Silvercrest Asset Management Group Inc.	Silvercrest Asset Management Group Inc.	Sculptor Capital Management, Inc.

Sculptor Capital Management, Inc.	Sculptor Capital Management, Inc.	StepStone Group, Inc.

StepStone Group, Inc.	StepStone Group, Inc.	Victory Capital Holdings, Inc.

Virtus Investment Partners, Inc.	Victory Capital Holdings, Inc.	Virtus Investment Partners, Inc.

Waddell & Reed Financial, Inc.	Virtus Investment Partners, Inc.	WisdomTree, Inc.

Westwood Holdings Group, Inc.	WisdomTree, Inc.
WisdomTree Investments, Inc.

(7)
The company-selected measure (“CSM”) is net operating income, adjusted non-GAAP basis, which adjusts net operating income, for the impact of market movements on the deferred compensation liability and related economic hedges, and the impact of the Consolidated Funds. Net operating income, adjusted non-GAAP basis is a financial measure based on non-GAAP. The Company believes this measure and other non-GAAP financial measures provide relevant and meaningful information to investors about its core operating results. See the “Reconciliation of Non-GAAP Measures” section in this Proxy Statement. While the Company uses several financial and non-financial performance measures for the purpose of evaluating its executive compensation programs, it has determined that net operating income, adjusted non-GAAP basis is the financial performance measure that represents the most important performance measure used by it to link CAP to the NEOs, for the most recently completed year, to the Company’s performance.

Company Selected Measure Name	net operating income, adjusted non-GAAP basis
Named Executive Officers, Footnote
(3)
The dollar amounts in column (d) represent the average of the amounts reported in the “Total” column of the SCT for the NEOs as a group (excluding the PEO) for each applicable year. Mr. Line, the Company’s principal financial officer, was its only non-PEO NEO for 2021 and 2022. Mr. Line and Ms. Quinif were the Company’s non-PEO NEOs for 2023, 2024, and 2025.

Peer Group Issuers, Footnote
(6)
The dollar amounts in column (g) represent the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Asset Managers & Custodians Index (“R2000 A&C Index”), which is comprised of the Asset Managers & Custodians subsector of the Russell 2000 Index. The R2000 A&C Index used to calculate the returns includes the following companies by year:

2021	2022	2023	2024	2025

Arlington Asset Investment Corp.	Associated Capital Group, Inc.	Associated Capital Group, Inc.	AlTi Global, Inc.	Acadian Asset Management., Inc.

Associated Capital Group, Inc.	AssetMark Financial Holdings, Inc.	AlTi Global, Inc.	AssetMark Financial Holdings, Inc.	AlTi Global, Inc.

AssetMark Financial Holdings, Inc.	Artisan Partners Asset Management, Inc.	AssetMark Financial Holdings, Inc.	Artisan Partners Asset Management, Inc.	Artisan Partners Asset Management, Inc.

Artisan Partners Asset Management, Inc.	Blucora, Inc.	Artisan Partners Asset Management, Inc.	BrightSphere Investment Group Inc	Brookfield Business Corp.

Blucora, Inc.	Brookfield Business Corp.	Avantax, Inc.	Brookfield Business Corp.	Burford Capital Limited

BrightSphere Investment Group, Inc.	BrightSphere Investment Group, Inc.	Brookfield Business Corp.	Burford Capital Limited	Cohen & Steers, Inc.

Cohen & Steers, Inc.	Cohen & Steers, Inc.	BrightSphere Investment Group, Inc.	Cohen & Steers, Inc.	Diamond Hill Investment Group, Inc.

Cowen Inc	Diamond Hill Investment Group, Inc.	Cohen & Steers, Inc.	Diamond Hill Investment Group, Inc.	GCM Grosvenor, Inc.

Diamond Hill Investment Group, Inc.	Federated Hermes, Inc.	Diamond Hill Investment Group, Inc.	GCM Grosvenor, Inc.	Hamilton Lane Incorporated

Federated Hermes, Inc.	Focus Financial Partners, Inc.	Federated Hermes, Inc.	Hamilton Lane Incorporated	P10, Inc.

Focus Financial Partners, Inc.	GAMCO Investors, Inc.	Focus Financial Partners, Inc.	Patria Investments Ltd.	Patria Investments Ltd.

GAMCO Investors, Inc.	GCM Grosvenor, Inc.	GCM Grosvenor, Inc.	PJT Partners, Inc.	Perella Weinberg Partners

GCM Grosvenor, Inc.	Greenhill & Co., Inc.	Hamilton Lane Incorporated	Perella Weinberg Partners	PJT Partners, Inc.

Greenhill & Co., Inc.	Hamilton Lane Incorporated	Oppenheimer Holdings Inc.	P10, Inc.	Silvercrest Asset Management Group Inc.

Hamilton Lane Incorporated	Manning & Napier, Inc.	Patria Investments Ltd.	Silvercrest Asset Management Group Inc.	StepStone Group, Inc.

MMA Capital Holdings, Inc.	Oppenheimer Holdings Inc.	PJT Partners, Inc.	StepStone Group, Inc.	Victory Capital Holdings, Inc.

Oppenheimer Holdings Inc.	PJT Partners, Inc.	Perella Weinberg Partners	Victory Capital Holdings, Inc.	Virtus Investment Partners, Inc.

PJT Partners, Inc.	Perella Weinberg Partners	P10, Inc.	Virtus Investment Partners, Inc.	Westwood Holdings Group, Inc.

Pzena Investment Management, Inc.	Pzena Investment Management, Inc.	Silvercrest Asset Management Group Inc.	WisdomTree, Inc.	WisdomTree, Inc.

Silvercrest Asset Management Group Inc.	Silvercrest Asset Management Group Inc.	Sculptor Capital Management, Inc.

Sculptor Capital Management, Inc.	Sculptor Capital Management, Inc.	StepStone Group, Inc.

StepStone Group, Inc.	StepStone Group, Inc.	Victory Capital Holdings, Inc.

Virtus Investment Partners, Inc.	Victory Capital Holdings, Inc.	Virtus Investment Partners, Inc.

Waddell & Reed Financial, Inc.	Virtus Investment Partners, Inc.	WisdomTree, Inc.

Westwood Holdings Group, Inc.	WisdomTree, Inc.
WisdomTree Investments, Inc.

PEO Total Compensation Amount	$ 6,955,598	$ 3,004,885	$ 2,702,743	$ 3,999,171	$ 3,147,029
PEO Actually Paid Compensation Amount	$ 8,182,688	3,045,084	2,247,845	4,091,451	4,738,862
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts in column (c) represent the CAP to the PEO. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT:

	2025	2024	2023	2022	2021
SCT total	$6,955,598	$3,004,885	$2,702,743	$3,999,171	$3,147,029

Less stock awards per SCT(i)	(5,250,000)	(1,000,000)	(750,000)	(1,650,000)	(1,300,000)
Equity award adjustments(ii):
Year-end fair value of equity awards granted in the year and unvested at year end(iii)	6,115,221	1,010,632	648,782	785,225	373,504
Year over year change in fair value of outstanding and unvested equity awards(iv)	80,554	(41,823)	(488,761)	(211,729)	976,486
Fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	900,000	1,000,000
Year over year change in fair value of equity awards granted in prior years that vested in the year(vi)	(60,184)	(124,893)	(42,474)	(4,525)	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation(vii)	341,500	196,283	177,555	273,309	541,843

CAP to the PEO	$8,182,688	$3,045,084	$2,247,845	$4,091,451	$4,738,862

(i)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT.
(ii)
The relevant required equity award adjustments for each year presented include the addition or subtraction, as applicable, of the following:
(iii)
The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of that year;
(iv)
The amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(v)
For equity awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(vi)
For equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and
(vii)
The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 3,333,598	1,851,600	1,494,700	1,268,100	1,293,100
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,902,685	1,842,681	1,320,528	1,308,631	1,933,397
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts in column (e) represent the CAP to the non-PEO NEOs. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT. The adjustments made to determine the CAP to the non-PEO NEOs are of the same nature as described in footnotes (2)(i)-(vii) above for the PEO and are as follows:

	2025	2024	2023	2022	2021
Average SCT total	$3,333,598	$1,851,600	$1,494,700	$1,268,100	$1,293,100

Less stock awards per SCT(i)	(2,150,000)	(600,000)	(425,000)	(350,000)	(250,000)
Equity award adjustments(ii):
Year-end fair value of equity awards granted in the year and unvested at year end(iii)	2,569,620	606,364	367,610	366,525	311,351
Year over year change in fair value of outstanding and unvested equity awards(iv)	47,700	(27,609)	(136,437)	(83,424)	359,680
Fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	—	—
Year over year change in fair value of equity awards granted in prior years that vested in the year(vi)	(39,588)	(29,806)	(38,632)	(3,777)	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation(vii)	141,356	42,132	58,287	111,207	219,266

Average CAP to the non-PEO NEOs	$3,902,685	$1,842,681	$1,320,528	$1,308,631	$1,933,397

Compensation Actually Paid vs. Total Shareholder Return

The following graph compares the change in CAP to the PEO and non-PEO NEOs, with the Company’s TSR, and the TSR for the R2000 A&C Index for the five-year period ended December 31, 2025. The R2000 A&C Index is comprised of the Asset Managers & Custodians sub-sector of the Russell 2000 Index. The Company uses the R2000 A&C Index as its peer group comparison because it believes that index is the most relevant, comparable index available.

Compensation Actually Paid vs. Net Income	The following graph compares the change in CAP to the PEO and non-PEO NEOs with the Company’s net income and its net operating income, adjusted non-GAAP basis for the five-year period ended December 31, 2025.

Compensation Actually Paid vs. Company Selected Measure	The following graph compares the change in CAP to the PEO and non-PEO NEOs with the Company’s net income and its net operating income, adjusted non-GAAP basis for the five-year period ended December 31, 2025.

Total Shareholder Return Vs Peer Group

The following graph compares the change in CAP to the PEO and non-PEO NEOs, with the Company’s TSR, and the TSR for the R2000 A&C Index for the five-year period ended December 31, 2025. The R2000 A&C Index is comprised of the Asset Managers & Custodians sub-sector of the Russell 2000 Index. The Company uses the R2000 A&C Index as its peer group comparison because it believes that index is the most relevant, comparable index available.

Tabular List, Table

Tabular List of Important Performance Measures

As described in greater detail above under the heading “Compensation Discussion and Analysis”, the metrics that the Company uses for both its long-term and short-term incentive awards are selected based on an objective of aligning the interests of its NEOs with the interest of its shareholders. The Company considers the measures below to be the most important to link CAP to the NEOs for the most recently completed year to its performance.

Performance Measure
Net operating income, adjusted non-GAAP Basis
Net operating profit margin, adjusted non-GAAP basis
Earnings per share attributable to common shareholders - diluted, adjusted non-GAAP basis
Long-term investment performance

Total Shareholder Return Amount	$ 153	151	156	168	167
Peer Group Total Shareholder Return Amount	177	239	182	132	170
Net Income (Loss)	$ 49,359,999	$ 43,177,918	$ 43,085,548	$ 36,870,762	$ 75,589,539
Company Selected Measure Amount	43,045,647	48,696,087	41,433,752	60,352,296	83,680,496
PEO Name	Ms. Brilliant
Measure:: 1
Pay vs Performance Disclosure
Name	Net operating income, adjusted non-GAAP Basis
Non-GAAP Measure Description
(7)
The company-selected measure (“CSM”) is net operating income, adjusted non-GAAP basis, which adjusts net operating income, for the impact of market movements on the deferred compensation liability and related economic hedges, and the impact of the Consolidated Funds. Net operating income, adjusted non-GAAP basis is a financial measure based on non-GAAP. The Company believes this measure and other non-GAAP financial measures provide relevant and meaningful information to investors about its core operating results. See the “Reconciliation of Non-GAAP Measures” section in this Proxy Statement. While the Company uses several financial and non-financial performance measures for the purpose of evaluating its executive compensation programs, it has determined that net operating income, adjusted non-GAAP basis is the financial performance measure that represents the most important performance measure used by it to link CAP to the NEOs, for the most recently completed year, to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Net operating profit margin, adjusted non-GAAP basis
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per share attributable to common shareholders - diluted, adjusted non-GAAP basis
Measure:: 4
Pay vs Performance Disclosure
Name	Long-term investment performance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,250,000)	$ (1,000,000)	$ (750,000)	$ (1,650,000)	$ (1,300,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,115,221	1,010,632	648,782	785,225	373,504
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,554	(41,823)	(488,761)	(211,729)	976,486
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	900,000	1,000,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,184)	(124,893)	(42,474)	(4,525)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,500	196,283	177,555	273,309	541,843
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,150,000)	(600,000)	(425,000)	(350,000)	(250,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,569,620	606,364	367,610	366,525	311,351
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,700	(27,609)	(136,437)	(83,424)	359,680
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,588)	(29,806)	(38,632)	(3,777)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 141,356	$ 42,132	$ 58,287	$ 111,207	$ 219,266